Environment (Tables)	12 Months Ended
Dec. 31, 2018
Environmental Matters [Abstract]
Summary of Environmental Expenses

Environmental expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

				12-31-2018
										12-31-2017
							Disbursements	Expected date		Total
Company				Disbursements	Disbursements		amount in the	of	Total	disbursements
incurring the			Project	incurred	capitalized	Expenses	future	disbursements	disbursements	in prior period
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental resource management HIDRA	In progress	—	—		7,495	12/31/2020	7,495	5,727
EDESUR	Contaminating material	Handling of polluting material	In progress	130	—	130	—		130	5,773
	Preventing activities	Biodiversity protection, sewage water treatment	In progress	301	—	301	—	12/31/2018	301	270
	Environmental studies	Environmental studies	In progress	256	—	256	—	12/31/2018	256	314
ENEL GENERACIÓN PERÚ	Waste management	Hazardous waste management	In progress	314	—	314	—	12/31/2018	314	317
	Mitigation and restoration	Soil and water protection and recovery	In progress	37	—	37	—	12/31/2018	37	41
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	180	—	180	—	12/31/2018	180	311
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	220	—	220	—	12/31/2018	220	196
	Preventing activities	Biodiversity protection of the environment	In progress	57	—	57	—	12/31/2018	57	27
	Environmental monitoring	Environmental studies	In progress	63	—	63	—	12/31/2018	63	66
CHINANGO	Waste management	Hazardous waste management	In progress	44	—	44	—	12/31/2018	44	73
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	426	—	426	—	12/31/2018	426	453
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	11	—	11	—	12/31/2018	11	14
	PCBs dismantling	With the 2008 Bill 1196 Colombia hosted the Stockholm Convention and that this fact was regulated with the resolution of the Ministry of the environment 222 in December 15, 2011, recognized the provision for dismantling of transformers contaminated with PCBs.	In progress	373	113	260	7	12/31/2018	380	784
CODENSA	Nueva Esperanza environmental compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 of the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, where the substitution of the protective and productive forest reserve of the upper basin of the Bogotá River is approved, compromising the company to carry out a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran sabana and Compartir sub-station.	In progress	494	481	12	1	12/31/2019	494	170

		Total		2,906	594	2,311	7,503		10,408	14,536

				12-31-2017
							Disbursements	Expected date
Company				Disbursements	Disbursements		amount in the	of	Total
incurring the			Project	incurred	capitalized	Expenses	future	disbursements	disbursements
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental resource management HIDRA	In progress	—	—	—	5,727	12/31/2019	5,727
EDESUR	Contaminating material	Investment project in the environment	In progress	5,773	5,773	—	—	—	5,773
		Handling of polluting material	In progress	110	—	110	—	—	110
ENEL GENERACIÓN PERÚ	Preventing activities	Biodiversity protection, sewage water treatment	Completed	270	—	270	—	12/31/2017	270
	Environmental studies	Environmental studies	Completed	314	—	314	—	12/31/2017	314
	Waste management	Hazardous waste management	Completed	317	—	317	—	12/31/2017	317
	Mitigation and restoration	Soil and water protection and recovery	Completed	41	—	41	—	12/31/2017	41
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	311	—	311	—	12/31/2017	311
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	Completed	196	—	196	—	12/31/2017	196
CHINANGO	Preventing activities	Biodiversity protection of the environment	In progress	27	—	27	—	—	27
	Environmental monitoring	Environmental studies	In progress	66	—	66	—	—	66
	Waste management	Hazardous waste management	In progress	73	—	73	—	—	73
	Mitigation and restoration	Soil and water protection and recovery	In progress	—	—	—	—	—	—
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	453	—	453	—	—	453
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	14	—	14	—	—	14
	PCBs dismantling	With the 2008 Bill 1196 Colombia hosted the Stockholm Convention and that this fact was regulated with the resolution of the Ministry of the environment 222 in December 15, 2011, recognized the provision for dismantling of transformers contaminated with PCBs.	In progress	5,825	1,261	7,086	6,609	12/31/2027	784
CODENSA	Nueva Esperanza archaeological rescue	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	Completed	—	—	—	—	—	—
	Nueva Esperanza environmental compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 of the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, where the substitution of the protective and productive forest reserve of the upper basin of the Bogotá River is approved, compromising the company to carry out a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran sabana and Compartir sub-station.	In progress	132	625	757	302	12/31/2019	170

		Total		13,922	7,659	10,035	12,638		14,646

				12-31-2016
							Disbursements	Expected date
Company				Disbursements	Disbursements		amount in the	of	Total
incurring the			Project	incurred	capitalized	Expense	future	disbursements	disbursements
cost	Project Name	Description	Status	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental partner plan - Thermal power stations	In progress	1,463	1,463	—	—	01/00/1900	1,463
		Environmental partner plan - Hydro power plants	In progress	6,330	6,330	—	106,863	12/31/2020	113,193
	Preventing activities	Biodiversity protection, sewage water treatment	In progress	55	—	55	—	12/31/2016	55
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	186	—	186	—	12/31/2016	186
ENEL GENERACIÓN PERÚ	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	393	—	393	—	12/31/2016	393
	Waste management	Hazardous waste management	In progress	303	—	303	—	12/31/2016	303
	Environmental studies	Environmental studies	In progress	10	—	10	—	12/31/2016	10
	Mitigation and restoration	Soil and water protection and recovery	In progress	—	—	—	—	12/31/2016	-
	Preventing activities	Biodiversity protection, sewage water treatment	In progress	—	—	—	—	12/31/2016	-
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	15	—	15	—	12/31/2016	15
CHINANGO	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	497	—	497	—	12/31/2016	497
	Waste management	Hazardous waste management	In progress	61	—	61	—	12/31/2016	61
	Environmental studies	Environmental studies	In progress	1	—	1	—	12/31/2016	1
	Preventing activities	Investment in environmental protection	In progress	65	65	—	—	12/31/2016	65
	Contaminating material	Contaminating material management	In progress	105	—	105	—	12/31/2016	105
	PCBs dismantling	Dismantling transformers with PCBS residues	In progress	1,173	1,237	(64)	6,883	12/31/2027	8,056
CODENSA	Nueva Esperanza archaeological rescue	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	In progress	96	96	—	—	12/31/2019	96
	Nueva Esperanza environmental compensation	Environmental compensation for construction of Nueva Esperanza substation	In progress	1,716	1,545	171	735	12/31/2019	2,451
	Dismantling power plant of Negro River	Contingency power plant of Negro River	In progress	500	—	500	3,594	12/31/2036	4,094

		Total		12,969	10,736	2,233	118,075		131,044